Portfolio of Investments
Columbia Convertible Securities Fund, May 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 6.2%
Issuer	Shares	Value ($)
Energy 1.7%
Oil, Gas & Consumable Fuels 1.7%
Ascent Resources, Class B(a),(b),(c),(d)	10,248,729	2,295,715
Chesapeake Energy Corp.	5,104	497,066
Pioneer Natural Resources Co.	100,000	27,794,000
Total		30,586,781
Total Energy		30,586,781
Financials 0.6%
Mortgage Real Estate Investment Trusts (REITS) 0.6%
Blackstone Mortgage Trust, Inc.	325,500	10,126,305
Total Financials		10,126,305
Health Care 0.9%
Health Care Providers & Services 0.9%
Anthem, Inc.	30,000	15,288,300
Total Health Care		15,288,300
Information Technology 3.0%
Semiconductors & Semiconductor Equipment 3.0%
Broadcom, Inc.	67,500	39,158,775
Microchip Technology, Inc.	180,000	13,077,000
Total		52,235,775
Total Information Technology		52,235,775
Total Common Stocks (Cost $61,570,168)		108,237,161

Convertible Bonds(e) 74.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.5%
Aerojet Rocketdyne Holdings, Inc.
12/15/2023	2.250%	5,900,000	9,180,400
Airlines 2.1%
American Airlines Group, Inc.
07/01/2025	6.500%	8,880,000	11,883,774
Southwest Airlines Co.
05/01/2025	1.250%	17,750,000	24,246,500
Total			36,130,274
Automotive 1.2%
Arrival SA(f)
12/01/2026	3.500%	14,800,000	6,667,107
Convertible Bonds(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Motor Co.(g)
03/15/2026	0.000%	13,800,000	14,379,600
Total			21,046,707
Building Materials 0.6%
Patrick Industries, Inc.(f)
12/01/2028	1.750%	12,850,000	11,187,531
Cable and Satellite 4.4%
Cable One, Inc.
03/15/2028	1.125%	12,000,000	10,164,000
DISH Network Corp.
Subordinated
08/15/2026	3.375%	33,800,000	25,479,619
Liberty Broadband Corp.(f)
09/30/2050	2.750%	20,700,000	20,083,745
Liberty Media Corp.(f)
12/01/2050	0.500%	18,250,000	22,109,875
Total			77,837,239
Consumer Cyclical Services 6.3%
Airbnb, Inc.(g)
03/15/2026	0.000%	32,850,000	29,006,550
Alarm.com Holdings, Inc.(g)
01/15/2026	0.000%	15,000,000	12,442,500
Etsy, Inc.(f)
06/15/2028	0.250%	29,600,000	23,132,400
Lyft, Inc.
05/15/2025	1.500%	12,830,000	11,733,035
Match Group FinanceCo 3, Inc.(f)
01/15/2030	2.000%	13,320,000	15,892,013
Zillow Group, Inc.
05/15/2025	2.750%	17,754,000	17,718,492
Total			109,924,990
Consumer Products 1.8%
Beauty Health Co. (The)(f)
10/01/2026	1.250%	13,850,000	11,543,975
Callaway Golf Co.
05/01/2026	2.750%	7,000,000	9,966,250
LCI Industries
05/15/2026	1.125%	10,350,000	9,646,200
Total			31,156,425
Columbia Convertible Securities Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, May 31, 2022 (Unaudited)
Convertible Bonds(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 2.7%
Array Technologies, Inc.(f)
12/01/2028	1.000%	14,800,000	10,353,679
Bloom Energy Corp.
08/15/2025	2.500%	7,900,000	10,110,420
Enphase Energy, Inc.(g)
03/01/2028	0.000%	17,000,000	16,626,408
Greenbrier Companies, Inc. (The)
04/15/2028	2.875%	9,518,000	9,494,205
Total			46,584,712
Food and Beverage 1.6%
Chefs’ Warehouse, Inc. (The)
12/01/2024	1.875%	11,000,000	11,975,718
MGP Ingredients, Inc.(f)
11/15/2041	1.875%	12,820,000	15,312,208
Total			27,287,926
Health Care 5.1%
CONMED Corp.
02/01/2024	2.625%	7,000,000	9,726,500
DexCom, Inc.
12/01/2023	0.750%	7,400,000	13,498,692
Exact Sciences Corp.
03/01/2028	0.375%	23,980,000	17,970,013
Insulet Corp.
09/01/2026	0.375%	11,830,000	13,465,314
Invacare Corp.
11/15/2024	5.000%	2,257,000	1,913,710
Natera, Inc.
05/01/2027	2.250%	9,870,000	12,364,216
NeoGenomics, Inc.
05/01/2025	1.250%	12,830,000	10,693,805
Tandem Diabetes Care, Inc.(f)
05/01/2025	1.500%	10,850,000	10,432,275
Total			90,064,525
Independent Energy 1.0%
EQT Corp.
05/01/2026	1.750%	5,620,000	18,124,500
Leisure 2.8%
NCL Corp Ltd.(f)
02/15/2027	2.500%	33,550,000	27,007,750
Royal Caribbean Cruises Ltd.
06/15/2023	4.250%	20,630,000	21,975,725
Total			48,983,475
Convertible Bonds(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Media and Entertainment 3.0%
Bilibili, Inc.(f)
12/01/2026	0.500%		21,700,000	14,202,650
fuboTV, Inc.
02/15/2026	3.250%		18,000,000	5,310,000
Snap, Inc.(f)
03/01/2028	0.125%		44,400,000	32,412,000
Total				51,924,650
Metals and Mining 3.0%
Allegheny Technologies, Inc.
06/15/2025	3.500%		5,920,000	11,250,960
Ivanhoe Mines Ltd.(f)
04/15/2026	2.500%		10,530,000	13,183,560
Lithium Americas Corp.(f)
01/15/2027	1.750%		16,780,000	15,009,710
Peabody Energy Corp.(f)
03/01/2028	3.250%		8,870,000	12,573,225
Total				52,017,455
Other Financial Institutions 1.1%
MP Materials Corp.(f)
04/01/2026	0.250%		9,870,000	10,960,635
Virgin Galactic Holdings, Inc.(f)
02/01/2027	2.500%		11,850,000	8,510,106
Total				19,470,741
Other Industry 0.5%
KBR, Inc.
11/01/2023	2.500%		4,540,000	8,977,850
Other REIT 0.8%
Pebblebrook Hotel Trust
12/15/2026	1.750%		13,000,000	13,877,500
Pharmaceuticals 7.8%
Aerie Pharmaceuticals, Inc.
10/01/2024	1.500%		14,000,000	11,496,336
BridgeBio Pharma, Inc.
02/01/2029	2.250%		22,700,000	10,413,625
Canopy Growth Corp.(f)
07/15/2023	4.250%	CAD	13,000,000	9,186,437
Clovis Oncology, Inc.
05/01/2025	1.250%		21,000,000	14,568,887
Esperion Therapeutics, Inc.
11/15/2025	4.000%		15,900,000	8,566,125
Guardant Health, Inc.(g)
11/15/2027	0.000%		13,790,000	9,101,400

2	Columbia Convertible Securities Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, May 31, 2022 (Unaudited)
Convertible Bonds(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Insmed, Inc.
06/01/2028	0.750%	23,000,000	19,078,500
Intercept Pharmaceuticals, Inc.(f)
02/15/2026	3.500%	7,742,000	8,682,779
Ionis Pharmaceuticals, Inc.(g)
04/01/2026	0.000%	15,800,000	14,510,720
Jazz Investments I Ltd.
06/15/2026	2.000%	17,000,000	19,734,472
Radius Health, Inc.
09/01/2024	3.000%	12,000,000	11,557,500
Total			136,896,781
Retail REIT 0.7%
Kite Realty Group LP(f)
04/01/2027	0.750%	12,500,000	12,343,770
Retailers 2.0%
Dick’s Sporting Goods, Inc.
04/15/2025	3.250%	3,500,000	8,868,125
Farfetch Ltd.
05/01/2027	3.750%	10,850,000	10,736,075
Wayfair, Inc.
08/15/2026	1.000%	20,715,000	15,256,597
Total			34,860,797
Technology 24.7%
2U, Inc.
05/01/2025	2.250%	18,750,000	14,446,875
Akamai Technologies, Inc.
09/01/2027	0.375%	19,700,000	20,575,544
Avalara, Inc.(f)
08/01/2026	0.250%	20,699,000	17,062,592
Bandwidth, Inc.
03/01/2026	0.250%	20,700,000	14,686,650
Bentley Systems, Inc.(f)
07/01/2027	0.375%	15,750,000	12,481,875
BigCommerce Holdings, Inc.(f)
10/01/2026	0.250%	16,780,000	12,322,813
Bill.com Holdings, Inc.(g)
12/01/2025	0.000%	13,520,000	14,013,480
Datadog, Inc.
06/15/2025	0.125%	7,033,000	8,951,765
Dropbox, Inc.(g)
03/01/2028	0.000%	23,500,000	20,445,000
Everbridge, Inc.
12/15/2024	0.125%	10,850,000	9,576,030
Convertible Bonds(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IMAX Corp.
04/01/2026	0.500%	14,900,000	13,655,850
Lumentum Holdings, Inc.(f)
06/15/2028	0.500%	27,607,000	24,829,046
MACOM Technology Solutions Holdings, Inc.
03/15/2026	0.250%	21,801,000	20,471,139
Marathon Digital Holdings, Inc.(f)
12/01/2026	1.000%	17,780,000	6,958,770
MongoDB, Inc.
01/15/2026	0.250%	7,900,000	10,464,811
Okta, Inc.
06/15/2026	0.375%	29,000,000	23,721,054
ON Semiconductor Corp.(g)
05/01/2027	0.000%	12,820,000	16,842,382
Palo Alto Networks, Inc.
06/01/2025	0.375%	30,000,000	52,170,000
Shift4 Payments, Inc.(f)
08/01/2027	0.500%	28,650,000	22,074,825
Silicon Laboratories, Inc.
06/15/2025	0.625%	7,900,000	10,728,931
SMART Global Holdings, Inc.
02/15/2026	2.250%	7,000,000	9,506,976
Square, Inc.
03/01/2025	0.125%	19,730,000	21,123,431
Tyler Technologies, Inc.
03/15/2026	0.250%	10,850,000	10,649,275
Wolfspeed, Inc.(f)
02/15/2028	0.250%	20,230,000	18,038,540
Zendesk, Inc.
06/15/2025	0.625%	16,770,000	18,019,365
Zscaler, Inc.
07/01/2025	0.125%	7,400,000	9,131,600
Total			432,948,619
Transportation Services 0.6%
CryoPort, Inc.(f)
12/01/2026	0.750%	13,850,000	10,456,750
Total Convertible Bonds (Cost $1,437,551,095)			1,301,283,617

Columbia Convertible Securities Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, May 31, 2022 (Unaudited)
Convertible Preferred Stocks 17.9%
Issuer		Shares	Value ($)
Communication Services 1.4%
Diversified Telecommunication Services 1.4%
2020 Cash Mandatory Exchangeable Trust(f)	5.250%	22,000	25,112,066
Total Communication Services			25,112,066
Consumer Discretionary 1.3%
Auto Components 0.8%
Aptiv PLC	5.500%	119,550	14,683,131
Internet & Direct Marketing Retail 0.5%
2020 Mandatory Exchangeable Trust(f)	6.500%	12,850	8,163,476
Total Consumer Discretionary			22,846,607
Financials 1.7%
Banks 0.9%
Bank of America Corp.	7.250%	11,850	14,931,000
Capital Markets 0.8%
KKR & Co., Inc.	6.000%	200,000	13,766,000
Total Financials			28,697,000
Health Care 3.6%
Health Care Equipment & Supplies 2.0%
Becton Dickinson and Co.	6.000%	335,000	17,289,350
Boston Scientific Corp.	5.500%	158,000	17,323,120
Total			34,612,470
Life Sciences Tools & Services 1.6%
Danaher Corp.	5.000%	20,000	28,398,039
Total Health Care			63,010,509
Industrials 1.5%
Construction & Engineering 0.7%
Fluor Corp.	6.500%	8,880	12,319,413
Professional Services 0.8%
Clarivate PLC	5.250%	236,800	14,243,520
Total Industrials			26,562,933
Information Technology 1.3%
Electronic Equipment, Instruments & Components 0.8%
II-VI, Inc.	6.000%	55,250	14,322,457
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
IT Services 0.5%
Sabre Corp.	6.500%	80,300	7,963,351
Total Information Technology			22,285,808
Utilities 7.1%
Electric Utilities 3.4%
American Electric Power Co., Inc.	6.125%	415,000	23,368,650
NextEra Energy, Inc.	6.219%	750,000	36,802,500
Total			60,171,150
Multi-Utilities 3.7%
CenterPoint Energy, Inc.(h)	4.516%	286,500	14,431,005
DTE Energy Co.	6.250%	500,000	26,295,000
NiSource, Inc.	7.750%	200,000	23,664,000
Total			64,390,005
Total Utilities			124,561,155
Total Convertible Preferred Stocks (Cost $305,284,493)			313,076,078

Warrants 0.0%
Issuer	Shares	Value ($)
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Chesapeake Energy Corp.(b)	9,631	672,025
Total Energy		672,025
Total Warrants (Cost $132,384)		672,025

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.852%(i),(j)	19,471,682	19,463,893
Total Money Market Funds (Cost $19,463,892)		19,463,893
Total Investments in Securities (Cost: $1,824,002,032)		1,742,732,774
Other Assets & Liabilities, Net		8,850,599
Net Assets		1,751,583,373

4	Columbia Convertible Securities Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, May 31, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2022, the total value of these securities amounted to $2,295,715, which represents 0.13% of total net assets.
(b)	Non-income producing investment.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At May 31, 2022, the total market value of these securities amounted to $2,295,715, which represents 0.13% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Ascent Resources, Class B	02/20/2014-11/15/2016	10,248,729	358,011	2,295,715

(d)	Valuation based on significant unobservable inputs.
(e)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(f)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2022, the total value of these securities amounted to $468,288,183, which represents 26.74% of total net assets.
(g)	Zero coupon bond.
(h)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2022.
(i)	The rate shown is the seven-day current annualized yield at May 31, 2022.
(j)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.852%
	665,824	171,940,551	(153,142,416)	(66)	19,463,893	1,028	19,442	19,471,682
Currency Legend
CAD	Canada Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Convertible Securities Fund | First Quarter Report 2022	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT134_02_M01_(07/22)